Performance Management	May 01, 2026
Guardian Small-Mid Cap Core VIP Fund | Guardian Small-Mid Cap Core VIP Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year and since inception periods compare with those of a broad measure of market performance and an additional index. The Russell 3000® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Russell 2500 Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

The Fund replaced its subadviser and modified its principal investment strategies as of May 1, 2026. The past performance shown in the bar chart and table below prior to that date reflects the performance of the Fund's prior subadviser and principal investment strategies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year and since inception periods compare with those of a broad measure of market performance and an additional index.
Performance Additional Market Index [Text]	The Russell 3000® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Russell 2500 Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below.
Bar Chart [Heading]	Annual Returns (by calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 12.06% (4th Q 2023) Lowest Quarterly Return: -15.52% (2nd Q 2022)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	12.06%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(15.52%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Fund	Inception	1 Year	Since Inception
Guardian Small-Mid Cap Core VIP Fund	10/25/2021	1.56%	1.01%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		17.16%	10.52%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes)		11.92%	4.07%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction forfees, expenses or taxes)
Performance Availability Website Address [Text]	www.guardianlife.com
Guardian Large Cap Disciplined Value VIP Fund | Guardian Large Cap Disciplined Value VIP Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance and an additional index. The Russell 1000® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Russell 1000 Value Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance and an additional index.
Performance Additional Market Index [Text]	The Russell 1000® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Russell 1000 Value Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below.
Bar Chart [Heading]	Annual Returns (by calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 18.67% (4th Q 2020) Lowest Quarterly Return: -29.58% (1st Q 2020)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	18.67%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(29.58%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Fund	Inception	1 Year	5 Year	Since Inception
Guardian Large Cap Disciplined Value VIP Fund	9/1/2016	17.15%	13.66%	11.28%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)		17.38%	13.59%	14.78%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)		15.92%	11.33%	10.18%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.guardianlife.com
Guardian Growth & Income VIP Fund | Guardian Growth & Income VIP Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance and an additional index. The Russell 1000® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Russell 1000 Value

Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance and an additional index.
Performance Additional Market Index [Text]	The Russell 1000® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Russell 1000 Value Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below.
Bar Chart [Heading]	Annual Returns (by calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 18.09% (4th Q 2020) Lowest Quarterly Return: -27.53% (1st Q 2020)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	18.09%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(27.53%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Fund	Inception	1 Year	5 Year	Since Inception
Guardian Growth & Income VIP Fund	9/1/2016	10.13%	10.63%	10.21%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)		17.38%	13.59%	14.78%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)		15.92%	11.33%	10.18%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.guardianlife.com
Guardian Balanced Allocation VIP Fund | Guardian Balanced Allocation VIP Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year and since inception periods compare with those of a broad measure of market performance and additional indexes. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year and since inception periods compare with those of a broad measure of market performance and additional indexes.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below.
Bar Chart [Heading]	Annual Returns (by calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 10.51% (4th Q 2023) Lowest Quarterly Return: -4.56% (3rd Q 2022)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	10.51%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(4.56%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Fund	Inception‡	1 Year	Since Inception
Guardian Balanced Allocation VIP Fund	5/2/2022	12.92%	10.31%
Standard & Poor's 500® (65%)/Bloomberg US Aggregate Bond Index (35%) (reflects no deduction for fees, expenses or taxes)		14.24%	11.61%
Standard & Poor's 500® Index (reflects no deduction for fees, expenses or taxes)		17.89%	16.31%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.31%	2.85%

‡  Commencement of operations.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.guardianlife.com